UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
    Washington, D.C.  20549




Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12.31.10

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.

[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:Lumina Fund Management LLC

Address: 48 Wall Street Suite 1100, New York, NY, 10005

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Diego Giurleo
Title: Managing Member
Phone: 212-918-4645

Signature, Place, and Date of Signing:

/S Diego Giurleo    New York, NY   02.11.11
[Signature] [City, State] [Date]
Report Type (Check only one.):

[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.



[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-__________________ _____________________________

[Repeat as necessary.]


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:    0
Form 13F Information Table Entry Total: 33
Form 13F Information Table Value Total: 296,954

 (thousands (x$1000))

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s)
 of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

No. Form 13F File Number Name

____ 28-________________________ ______________________________________

[Repeat as necessary.]

FORM 13F INFORMATION TABLE


COLUMN 1 			COLUMN 2	 COLUMN 3 	COLUMN 4 	COLUMN 5 		COLUMN 6        COLUMN 7   COLUMN 8
										SHRS OR   SH/	PUT/	INVESTMENT	OTHER	   VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	 CUSIP		VALUE (x$1000)	PRN AMT   PRN 	CALL	DISCRETION	MANAGER	   SOLE   SHARED    NONE
ADOBE SYS INC			COM		 00724F101	231		7500	  SH	 	SOLE			   7500
APPLE INC			COM		 037833100	2400		7500	  SH	Call	SOLE			   7500
AETNA INC NEW			COM		 00817Y108	310		10000	  SH	Call	SOLE			   10000
AMERICAN TOWER CORP		CL A		 029912201	375		7500	  SH	Call	SOLE			   7500
BOEING CO			COM		 097023105	1625		25000	  SH	Call	SOLE			   25000
BB&T CORP			COM		 054937107	675		25000	  SH	Call	SOLE			   25000
BROADCOM CORP			CL A		 111320107	675		15000	  SH	Call	SOLE		 	   15000
CIGNA CORP			COM		 125509109	740		20000     SH	Call	SOLE			   20000
DISNEY WALT CO			COM		 254687106	740		20000	  SH	Call	SOLE			   20000
EOG RES INC			COM		 26875P101	900		10000	  SH	Call	SOLE			   10000
ISHARES INC			MSCI S Korea	 464286772	1160		20000	  SH	Call	SOLE			   20000
FEDEX CORP			COM		 31428X106	950		10000	  SH	Call	SOLE			   10000
HEWLETT PACKARD CO		COM		 428236103	880		20000	  SH	Call	SOLE			   20000
HUMANA INC			COM		 444859102	862		15000	  SH	Call	SOLE			   15000
ITAU UNIBANCO HLDG SA		SPON ADR REP PFD 465562106	281		12500	  SH	Call	SOLE			   12500
M & T BK CORP			COM		 55261F104	425		5000	  SH	Call	SOLE			   5000
NOBLE CORPORATION BAAR		NAMEN -AKT	 H5833N103	700		20000	  SH	Call	SOLE			   20000
NIKE INC			CL B		 654106103	1350		15000	  SH	Call	SOLE			   15000
NYSE EURONEXT			COM		 629491101	224		8000	  SH	Call	SOLE			   8000
OWENS ILL INC			COM NEW		 690768403	300		10000	  SH	Call	SOLE			   10000
OCCIDENTAL PETE CORP DEL	COM		 674599105	950		10000	  SH	Call	SOLE			   10000
RADIOSHACK CORP			COM		 750438103	427		22500	  SH	Call	SOLE			   22500
VISA INC			COM CL A	 92826C839	1000		12500	  SH	Call	SOLE			   12500
YAHOO INC			COM		 984332106	240		15000	  SH	Call	SOLE			   15000
EXELON CORP			COM		 30161N101	416		10000	  SH		SOLE			   10000
FUEL SYS SOULTIONS INC		COM		 35952W103	735		25000	  SH		SOLE			   25000
HARRIS CORP DEL			COM		 413875105	680		15000	  SH		SOLE			   15000
INTUITIVE SURGICAL INC		COM NEW		 46120E602	902		3500	  SH		SOLE			   3500
ITT EDUCATIONAL SERVICES INC    COM		 45068B109	956		15000	  SH		SOLE			   15000
SPDR S&P 500 ETF TR		TR UNIT		 78462F103	137300		1090000	  SH	PUT	SOLE			   1090000
SPDR S&P 500 ETF TR		TR UNIT		 78462F103	136308		1083700	  SH		SOLE			   1083700
QUEST DIAGNOSTICS INC		COM		 74834L100	270		5000	  SH		SOLE			   5000
SANOFI AVENTIS			SPONSORED ADR	 80105N105	967		30000	  SH		SOLE			   30000




















































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